Condensed Interim Consolidated Statements of Cash Flows (Unaudited) - CAD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Operating activities
Net income (loss)	$ 53,462	$ 48,730	$ (19,540)	$ 64,893
Items not affecting cash:
Income tax (recovery) expense	14,930	8,639	(5,254)	11,849
Unrealized loss (gain) on risk management contracts	(63,137)	(25,839)	28,285	(32,188)
Depletion and depreciation	19,418	20,180	39,927	41,928
Stock-based compensation	80	398	148	1,650
Financing expense	809	2,501	1,391	4,256
Foreign exchange gain	(275)	(14,914)	(342)	(15,106)
Loss (gain) on revaluation of warrants	(3,315)	(5,852)	2,172	(13,848)
Other income			(201)
Decommissioning costs	(59)		(134)
Change in non-cash working capital	13,660	(16,111)	(9,516)	(11,029)
Cash provided by operating activities	35,573	17,732	36,936	52,405
Financing activities
Draw (repayment) of debt	22,352		26,500	(7)
Debt issuance costs	(320)		(2,107)
Share issuance costs			(300)
Payment of lease liabilities	(208)	(118)	(1,014)	(2,048)
Cash provided by (used in) financing activities	21,824	(118)	23,079	(2,055)
Investing activities
Property, plant and equipment expenditures	(56,662)	(10,840)	(106,255)	(37,139)
Change in non-cash working capital (accrued additions to PP&E)	1,614	(7,111)	7,092	(8,626)
Cash used in investing activities	(55,048)	(17,951)	(99,163)	(45,765)
Exchange rate impact on cash held in foreign currency	69	(1,921)	136	(2,024)
Change in cash	2,418	(2,258)	(39,012)	2,561
Cash, beginning of period	544	72,238	41,974	67,419
Cash, end of period	$ 2,962	$ 69,980	$ 2,962	$ 69,980